Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	640,877,656.92	38,168
Yield Supplement Overcollateralization Amount 10/31/18	35,035,219.89	0
Receivables Balance 10/31/18	675,912,876.81	38,168
Principal Payments	24,457,177.34	1,020
Defaulted Receivables	2,030,403.51	109
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	33,162,933.19	0
Pool Balance at 11/30/18	616,262,362.77	37,039

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.35%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,290,696.62	746
Past Due 61-90 days	3,900,229.69	217
Past Due 91-120 days	638,834.38	38
Past Due 121+ days	0.00	0
Total	17,829,760.69	1,001

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	1,084,848.72
Aggregate Net Losses/(Gains) - November 2018	945,554.79
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.68%
Prior Net Losses Ratio	1.90%
Second Prior Net Losses Ratio	1.15%
Third Prior Net Losses Ratio	1.49%
Four Month Average	1.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.54%

Overcollateralization Target Amount	27,731,806.32
Actual Overcollateralization	27,731,806.32
Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	6.79%
Weighted Average Remaining Term	47.56

Flow of Funds	$ Amount

Collections	27,759,290.01
Investment Earnings on Cash Accounts	51,485.43
Servicing Fee	(563,260.73)
Transfer to Collection Account	0.00
Available Funds	27,247,514.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	946,987.41
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,507,605.91
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,724,099.72

Total Distributions of Available Funds	27,247,514.71

Servicing Fee	563,260.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 11/15/18	612,038,162.36
Principal Paid	23,507,605.91
Note Balance @ 12/17/18	588,530,556.45

Class A-1
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2a
Note Balance @ 11/15/18	41,192,843.61
Principal Paid	17,112,154.86
Note Balance @ 12/17/18	24,080,688.75
Note Factor @ 12/17/18	6.9496937%

Class A-2b
Note Balance @ 11/15/18	15,395,318.75
Principal Paid	6,395,451.05
Note Balance @ 12/17/18	8,999,867.70
Note Factor @ 12/17/18	6.9497048%

Class A-3
Note Balance @ 11/15/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	426,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-4
Note Balance @ 11/15/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	94,750,000.00
Note Factor @ 12/17/18	100.0000000%

Class B
Note Balance @ 11/15/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	34,700,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,015,809.08
Total Principal Paid	23,507,605.91
Total Paid	24,523,414.99

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	51,491.05
Principal Paid	17,112,154.86
Total Paid to A-2a Holders	17,163,645.91

Class A-2b
One-Month Libor	2.30650%
Coupon	2.44650%
Interest Paid	33,479.69
Principal Paid	6,395,451.05
Total Paid to A-2b Holders	6,428,930.74

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8084755
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7095435
Total Distribution Amount	19.5180190

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1486033
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	49.3857283
Total A-2a Distribution Amount	49.5343316

A-2b Interest Distribution Amount	0.2585304
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	49.3857224
Total A-2b Distribution Amount	49.6442528

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/18	3,213,436.41
Investment Earnings	5,626.45
Investment Earnings Paid	(5,626.45)
Deposit/(Withdrawal)	-
Balance as of 12/17/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41